FINANCIAL INSTRUMENTS - Additional Information (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Working Capital	$ (4,200,753)	$ 27,612,457